UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact name of registrant as specified in charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of principal executive offices)

 (Zip code)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and address of agent for service)

Registrant's telephone number, including area code: 404-437-7420

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

WorldCommodity Fund

CF INDUSTRIES HOLDINGS, INC.

Ticker Symbol:CF	Cusip Number:125269100
Record Date: 3/21/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) STEPHEN R. WILSON 2) WALLACE W. CREEK 3) WILLIAM DAVISSON 4) ROBERT G. KUHBACH	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	RATIFICATION OF THE SELECTION OF KPMG LLP AS CF INDUSTRIES HOLDINGS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL REGARDING DECLASSIFICATION OF THE BOARD OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.	Against	Stockholder	Against	With

CLIFFS NATURAL RESOURCES INC.

Ticker Symbol:CLF	Cusip Number:18683K101
Record Date: 3/25/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors as proposed	For	Issuer	For	With
2	A PROPOSAL TO AMEND THE SECOND AMENDED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED COMMON SHARES	For	Issuer	For	With
3	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION, COMMONLY KNOWN AS ""SAY ON PAY""	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF SHAREHOLDER VOTES ON OUR NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING IN DIRECTOR ELECTIONS	Against	Stockholder	Against	With
6	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011 FISCAL YEAR	For	Issuer	For	With

JG BOSWELL COMPANY

Ticker Symbol:BWEL	Cusip Number:101205102
Record Date: 9/1/2010	Meeting Date: 10/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Board of Directors	For	Issuer	For	With
2	Vote on 2010 Equity Incentive Plan	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945A-10
Record Date: 8/9/2010	Meeting Date: 10/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) WILLIAM R. GRABER 2) EMERY N. KOENIG 3) SERGIO RIAL 4) DAVID T. SEATON	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MAY 31, 2011.	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945A107
Record Date: 3/23/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE MERGER AND DISTRIBUTION AGREEMENT, DATED AS OF JANUARY 18, 2011 (AS IT MAY BE AMENDED FROM TIME TO TIME), BY AND AMONG THE MOSAIC COMPANY, CARGILL, INCORPORATED, GNS II (U.S.) CORP., GNS MERGER SUB LLC, AND, FOR LIMITED PURPOSES SET FORTH THEREIN, THE MARGARET A. CARGILL FOUNDATION, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.	For	Issuer	For	With
2	VOTE TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AND DISTRIBUTION AGREEMENT.	For	Issuer	For	With

WESTERN REFINING, INC.

Ticker Symbol:WNR	Cusip Number:959319104
Record Date: 4/11/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) CARIN M. BARTH 2) PAUL L. FOSTER 3) L. FREDERICK FRANCIS	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2011.	For	Issuer	For	With
3	ADVISORY VOTE ON 2010 NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
4	ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WorldCommodity Funds, Inc

By /s/James Llewellyn

* James Llewellyn

President and Treasurer

Date: August 23, 2011

*Print the name and title of each signing officer under his or her signature.